Debt Obligations - Schedule of Short-term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Feb. 28, 2026	Dec. 31, 2024
Debt Instrument [Line Items]
Weighted average interest rate		0.25%
Current maturities of long-term liabilities	$ 1,798		$ 1,758
Total short term debt	$ 1,820		1,781
Convertible senior debentures [Member]
Debt Instrument [Line Items]
Weighted average interest rate	0.25%
Maturity	2026
Convertible debentures	$ 23		$ 23